K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600

T 202.778.9000	www.klgates.com

December 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Grail Advisors ETF Trust — Post-Effective Amendment No. 6 to the
Registration Statement on Form N-1A (File Nos. 333-148082 and 811-22154)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 6 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page.

The Trust is filing the Post-Effective Amendment in light of recent amendments to Form N-1A, as the Post-Effective Amendment contains revised and reorganized information about certain of the Trust’s existing series: Grail American Beacon Large Cap Value ETF and Grail American Beacon International Equity ETF, which are described in a prospectus and statement of additional information contained in the Post-Effective Amendment, and RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF, which are described in a separate prospectus and statement of additional information contained in the Post-Effective Amendment.

The Trust expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to add certain exhibits and make other changes as necessary, including responding to any comments of the staff.  Pursuant to Rule 485(a)(1) under the 1933 Act, this Post-Effective Amendment will become effective on the 60th day after the filing hereof.

If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (202) 778-9475 or Kurt Decko at (415) 249-1053.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

Enclosure

cc:	William M. Thomas
Grail Advisors, LLC
Kurt J. Decko
K&L Gates LLP